CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 105.2	$ 185.5
Trade and other receivables	26.2	16.3
Inventories	118.7	126.7
Current income tax receivable	0.0	0.5
Investments	5.1	7.1
Prepaid expenses and other	18.9	15.7
Total current assets	274.1	351.8
Non-current inventories	32.6	0.0
Mining interests	1,687.1	1,927.2
Other assets	1.3	2.1
Deferred tax assets	8.7	4.9
Total assets	2,003.8	2,286.0
Current liabilities
Trade and other payables	196.1	229.0
Current income tax payable	0.5	0.0
Total current liabilities	196.6	229.0
Reclamation and closure cost obligations	117.8	123.4
Non-current derivative financial liabilities	174.6	667.6
Long-term debt	397.0	396.0
Deferred tax liabilities	55.6	74.8
Lease obligations	2.0	2.6
Other liabilities	7.9	3.4
Total liabilities	951.5	1,496.8
Equity
Common shares	3,334.5	3,163.5
Contributed surplus	106.2	106.9
Other reserves	(31.2)	(135.9)
Deficit	(2,357.2)	(2,345.3)
Total equity	1,052.3	789.2
Total liabilities and equity	$ 2,003.8	$ 2,286.0